Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MONEY MARKET TRUST
Entity Central Index Key	0000703642
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000016694
Shareholder Report [Line Items]
Fund Name	DWS Government Money Market Series
Class Name	Institutional Shares
Trading Symbol	ICAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Government Money Market Series (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Government Cash Management Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.25%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10% [1]
Expenses Represent Both Master and Feeder [Text]	The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Government Cash Management Portfolio. Fund costs reflect the expenses of both the feeder and master fund.
AssetsNet	$ 34,312,923,363
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 8,745,191
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	34,312,923,363
Number of Portfolio Holdings	106
Total Net Advisory Fees Paid ($)	8,745,191
Weighted Average Maturity	22 days
7-Day Current Yield	3.59%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of June 30, 2026. The 7-Day Current Yield would have been 3.43% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Repurchase Agreements	53%
Government & Agency Obligations	47%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

[1]	Annualized.